Post-retirement benefit obligations - Reconciliation Plan Assets, RF, Contributions (Details) - Pension - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of net defined benefit liability (asset)
Beginning balance	R (7,009)
Ending balance	(7,247)	R (7,009)
Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	83,985	73,769
Movements recognised in the income statement:	9,640	8,998
interest income	9,640	8,998
Actuarial (losses)/gains recognised in other comprehensive income:	1,559	3,575
arising from return on plan assets (excluding interest income)	1,559	3,575
Plan participant contributions	658	601
Employer contributions	1,401	1,383
Benefits payments	(5,363)	(4,181)
Translation of foreign operations	(112)	(160)
Ending balance	91,768	83,985
Actual return on plan assets	11,199	12,573
South Africa
Disclosure of net defined benefit liability (asset)
Beginning balance	92
Ending balance	113	92
South Africa | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Projected pension contributions for next fiscal year	1,402
South Africa | Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	79,389	69,291
Movements recognised in the income statement:	9,420	8,802
interest income	9,420	8,802
Actuarial (losses)/gains recognised in other comprehensive income:	1,283	3,351
arising from return on plan assets (excluding interest income)	1,283	3,351
Plan participant contributions	658	601
Employer contributions	1,335	1,312
Benefits payments	(4,944)	(3,968)
Ending balance	87,141	79,389
Actual return on plan assets	10,703	12,153
Foreign Countries
Disclosure of net defined benefit liability (asset)
Beginning balance	(7,101)
Ending balance	(7,360)	(7,101)
Foreign Countries | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Projected pension contributions for next fiscal year	66
Foreign Countries | Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	4,596	4,478
Movements recognised in the income statement:	220	196
interest income	220	196
Actuarial (losses)/gains recognised in other comprehensive income:	276	224
arising from return on plan assets (excluding interest income)	276	224
Employer contributions	66	71
Benefits payments	(419)	(213)
Translation of foreign operations	(112)	(160)
Ending balance	4,627	4,596
Actual return on plan assets	R 496	R 420